Stockholders' Equity (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013	Jun. 30, 2013
Increase In Common Stock Shares Authorized		75,000,000
Common Stock, Shares Authorized	350,000,000	200,000,000	350,000,000	200,000,000
Preferred Stock, Shares Authorized	12,500,000	12,500,000	12,500,000
Common Stock, Shares, Issued	113,233,762	85,531,114	142,807,864
Common Stock, Shares, Outstanding	113,233,762	85,531,114	142,807,864
Common Stock, Voting Rights	113,260,006
Warrant [Member]
Derivative Liability	$ 1,085,714	$ 1,085,714